RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of material related party relationship

Name of the related parties	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. (“Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Moeller Electric Appliance Co., Ltd.(“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Intelligent Electric Co., Ltd (“Zhenjiang Daqo Intelligent”)	An affiliated company controlled by Daqo Group
Nanjiang Daqo Electric Institute Co.,Ltd.(“Electric Institute”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Automation Technology Co.,Ltd.(“Nanjing Daqo Automation”)	An affiliated company controlled by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Enclosed Busbar Systems Co.,Ltd.(“Jiangsu Daqo Busbar”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Electric Transformer Co., Ltd.(“Zhenjiang Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd.(“Changjiang Electric”)	An affiliated company controlled by Daqo Group
Nanjing Yintailai Electric Appliance Co., Ltd.(“Nanjing Yintailai Electric”)	An affiliated company controlled by Daqo Group
Saide Fire Protection Co., Ltd.(“Saide Fire Protection”)	An affiliated company controlled by Daqo Group
Jiangsu Changjiang Hotel Co., Ltd. (“Jiangsu Changjiang Hotel”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Modern Agriculture Development Co., Ltd.(“Zhenjiang Daqo Agriculture”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Tourism Development Co., Ltd.(“Zhenjiang Daqo Tourism”)	An affiliated company controlled by Daqo Group

Schedule of related party balances, loans

	December 31,
	2024	2025
Amounts due from related parties-short term
Zhenjiang Daqo Transformer	$—	$15

	December 31,
	2024	2025
Amounts due from related parties-long term
Chongqing Daqo Tailai	$—	$2
Jiangsu Daqo	9	—
Nanjing Daqo Electric	391	—
Zhenjiang Moeller	20	—
Zhenjiang Daqo Intelligent	66	—
Others	59	—
Total	$545	$2

Schedule of related party balances, payables

	December 31,
	2024	2025
Amounts due to related parties – short term portion
Daqo New Material	$4,069	$4,233
Electric Institute	1,193	110
Zhenjiang Electric	42	—
Nanjing Daqo Transformer	614	—
Jiangsu Daqo	435	—
Nanjing Daqo Automation	229	238
Chongqing Daqo Tailai	3,388	—
Daqo Group	—	295
Others	240	257
Total	$10,210	$5,133

Schedule of related party transactions

		Year Ended December 31,
Name of Related parties	Transaction Nature	2023	2024	2025
Nanjing Daqo Transformer	Purchase-Fixed assets	$23,760	$12,130	$—
	Purchase-Raw material	47	—	—
Chongqing Daqo Tailai	Purchase-Fixed assets	28,252	28,670	—
Jiangsu Daqo Busbar	Purchase-Fixed assets	—	671	—
Jiangsu Daqo	Purchase-Fixed assets	—	7,847	—
Nanjing Daqo Electric	Purchase-Fixed assets	12,526	559	221
	Purchase-Raw material	—	1,372	—
Zhenjiang Electric	Purchase-Fixed assets	1,505	20	—
	Purchase-Raw material	5,017	—	3
	Sales	—	—	77
Zhenjiang Moeller	Purchase-Fixed assets	8,755	630	7
Zhenjiang Daqo Intelligent	Purchase-Fixed assets	4,991	83	8
Electric Institute	Purchase-Fixed assets	7,107	997	—
	Service fee	—	—	65
Nanjing Daqo Automation	Purchase-Fixed assets	2,210	945	—
Nanjing Yintailai Electric	Purchase-Raw material	—	—	4
	Service fee	—	—	3
Saide Fire Protection	Service fee	—	—	192
Jiangsu Changjiang Hotel	Purchase-employee welfare supplies	—	—	82
Zhenjiang Daqo Agriculture	Purchase-employee welfare supplies	—	—	34
Zhenjiang Daqo Tourism	Purchase-employee welfare supplies	—	—	5
Total	Purchase-Fixed assets	$89,106	$52,552	$236
	Purchase-Raw material	5,064	1,372	7
	Service fee	—	—	260
	Purchase-employee welfare supplies	—	—	121
	Sales	—	—	77